Others (Details) - Schedule of Foreign Exchange Rate $ in Thousands	Jun. 30, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Jun. 30, 2023 TWD ($)
Financial assets Monetary items
Foreign currency amount assets	$ 8,882	$ 9,148	$ 10,851
Exchange rate assets	32.45	30.71	31.14
Book value (NTD) assets	$ 288,221	$ 280,935	$ 337,900
Degree of variation assets	1.00%	1.00%	1.00%
Effect on profit or loss assets	$ 2,882	$ 2,809	$ 3,379
Effect on other comprehensive income assets
Financial liabilities Monetary items
Foreign currency amount liabilities	$ 78
Exchange rate liabilities	32.45
Book value (NTD) liabilities	$ 2,531
Degree of variation liabilities	1.00%
Effect on profit or loss liabilities	$ 25
Effect on other comprehensive income liabilities